CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 498,164	$ 232,211
Restricted cash and short-term deposits	19,025	34,025
Trade accounts receivable	51,264	28,912
Inventories	745	536
Amounts due from related parties	4,428	3,484
Assets held for sale	707	82,630
Other current assets	597,774	543,799
Total current assets	1,172,107	925,597
Non-current assets
Restricted cash	111,924	72,048
Equity method investments	196,912	52,215
Asset under development	1,107,728	877,838
Vessels and equipment, net	1,149,395	1,264,523
Assets held for sale	0	1,614,409
Other non-current assets	644,747	141,665
Non-current amounts due from related parties	3,431	0
Total assets	4,386,244	4,948,295
Current liabilities
Current portion of long-term debt and short-term debt	(354,322)	(703,170)
Liabilities held for sale	(4,189)	(429,609)
Trade accounts payable	(15,132)	(4,936)
Accrued expenses	(35,634)	(33,023)
Other current liabilities	(46,879)	(136,483)
Total current liabilities	(456,156)	(1,307,221)
Non-current liabilities
Long-term debt	(999,426)	(920,130)
Liabilities held for sale	0	(449,868)
Other non-current liabilities	(94,843)	(93,159)
Total liabilities	(1,550,425)	(2,770,378)
Stockholders' equity
Stockholders' equity	(2,427,996)	(1,730,650)
Non-controlling interests	(407,823)	(447,267)
Total liabilities and stockholders' equity	$ (4,386,244)	$ (4,948,295)